GOING CONCERN (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ (202,048)		$ (202,048)		$ (209,299)	$ (188,397)
Net Income (Loss) Attributable to Parent, Total	$ (1,041)	$ (4,582)	$ 7,251	$ (8,645)	$ (20,902)	$ (17,857)